Insider Trading Arrangements	12 Months Ended
Dec. 31, 2023
Insider Trading Arr Line Items
Material Terms of Trading Arrangement [Text Block]	Item 9B. Other Information. Not applicable.
Rule 10b5-1 Arrangement Adopted [Flag]	false
Non-Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non-Rule 10b5-1 Arrangement Terminated [Flag]	false